Income Taxes - Components of the provision for income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current expense (benefit):
Federal				$ (818)
State			$ 50	15
Total current expense (benefit)			50	(803)
Deferred expense (benefit):
Federal			264
State			72
Total deferred expense (benefit)			336
Total provision for (benefit from) income taxes	$ 123	$ (8)	$ 386	$ (803)